Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]

			Average Summary	Average
	Summary	Compensation	Compensation	Compensation		Peer Group
	Compensation	Actually	Table Total	Actually Paid	Total	Total	Net
	Table for	Paid to	For Non-PEO	Non-PEO	Shareholder	Shareholder	Income	Adjusted
	PEO	PEO	NEOs	NEOs	Return	Return	(000)	EPS
Year	($)	($)(1)	($)(1)	($)(2)	($)	($)(3)	($)(a)	($)(b)(4)

2022	11,609,033	10,125,511	3,852,849	3,590,451	117.23	123.58	249,624	19.91
2021	11,659,622	13,278,416	3,807,705	4,473,652	121.14	152.38	268,550	20.25
2020	11,958,423	21,517,491	3,723,769	6,310,889	121.59	130.55	319,466	18.08

(a)U.S. GAAP, as reported.

	(b)Adjusted Earnings Per Shares as used to calculated key executive incentive compensation, as shown on page 22.
Company Selected Measure Name	Adjusted
PEO Total Compensation Amount	$ 11,609,033	$ 11,659,622	$ 11,958,423
PEO Actually Paid Compensation Amount	10,125,511	13,278,416	21,517,491
Non-PEO NEO Average Total Compensation Amount	3,852,849	3,807,705	3,723,769
Non-PEO NEO Average Compensation Actually Paid Amount	3,590,451	4,473,652	6,310,889
Total Shareholder Return Amount	117.23	121.14	121.59
Peer Group Total Shareholder Return Amount	123.58	152.38	130.55
Net Income (Loss)	$ 249,624	$ 268,550	$ 319,466
Company Selected Measure Amount | $ / shares	19.91	20.25	18.08
Adjustment To PEO Compensation, Footnote [Text Block]

PEO	12/31/2020	12/31/2021	12/31/2022

Summary Compensation Table Total	$11,958,423	$11,659,622	$11,609,033

Aggregate change in the actuarial present value of pension	(44,225)	(39,857)	(31,266)
Actuarially determined service costs of pension	26,356	26,356	26,356
Values reported in the stock awards column on
Summary Compensation Table	(2,168,162)	(1,893,990)	(2,135,216)
Values reported in the stock options column on
Summary Compensation Table	(4,021,813)	(3,566,649)	(3,744,820)
Year-end fair value for stock awards granted in covered fiscal year
(outstanding and unvested)	2,385,977	2,987,111	2,510,610
Year-end fair value for stock options granted in covered fiscal year
(outstanding and unvested)	4,493,272	4,986,266	4,944,102
Prior year stock awards fair value (CY vs. PY change only)	1,142,283	(1,042,355)	(1,545,245)
Prior year stock options fair value (CY vs. PY change only)	7,745,380	161,912	(1,508,043)
Total adjustments	9,559,068	1,618,794	(1,483,522)

Total Compensation Actually Paid	$21,517,491	$13,278,416	$10,125,511

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

NEO	12/31/2020	12/31/2021	12/31/2022

Summary Compensation Table Total	$3,723,769	$3,807,705	$3,852,849

Aggregate change in the actuarial present value of pension	(10,131)	(9,130)	(7,162)
Actuarially determined service costs of pension	6,038	6,038	6,038
Values reported in the stock awards column on
Summary Compensation Table	(554,185)	(479,222)	(545,942)
Values reported in the stock options column on
Summary Compensation Table	(1,222,280)	(1,347,630)	(1,409,987)
Year-end fair value for stock awards granted in covered fiscal year
(outstanding and unvested)	609,859	755,806	641,924
Year-end fair value for stock options granted in covered fiscal year
(outstanding and unvested)	1,365,563	1,884,025	1,861,536
Prior year stock awards fair value (CY vs. PY change only)	234,760	(189,503)	(391,251)
Prior year stock options fair value (CY vs. PY change only)	2,157,496	45,563	(417,554)
Total adjustments	2,587,120	665,947	(262,398)

Total Compensation Actually Paid	$6,310,889	$4,473,652	$3,590,451

Peer Group Issuers, Footnote [Text Block]

ABM Industries, Inc.	Pediatrix Medical Group
Acadia Healthcare Co., Inc.	(formerly MEDNAX, INC.)
Amedisys, Inc.	RadNet, Inc.
Brookdale Senior Living, Inc.	Rollins, Inc.
Clean Harbors, Inc.	Select Medical Holdings Corp.
Comfort Systems USA, Inc.	Stericycle, inc.
Encompass Health Corp.	Team, Inc.
Healthcare Services Group, Inc.	Tetra Tech, Inc.
LHC Group, Inc.	The Ensign Group, Inc.
National Healthcare Corp.

Named Executive Officers, Footnote [Text Block]

Named Executive Officers	Years Included

Kevin J. McNamara (PEO)	2020-2022
David P. Williams	2020-2022
Nicholas M. Westfall	2020-2022
Spencer S. Lee	2020-2022
Michael D. Witzeman	2020-2022

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	RELATIONSHIP BETWEEN PAY AND PERFORMANCE

Below is a graph showing the relationship of Compensation Actually Paid to our Chief Executive Officer and other named excecutive officers in 2020, 2021, and 2022 to the TSR of Chemed Corporation, the S&P 500 and the Dow Jones Diversified Industrials. Compensation Actually Paid as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuations assumptions and projected performance modifers but does not reflect actual amounts paid for those awards.

 .

Tabular List [Table Text Block]

Measure	Explanation
Adjusted Earnings Per Share

A non-GAAP measure that consists of diluted net income per share that is then adjusted to eliminate the effect of certain items that the Compensation Committee determines in its discretion should be excluded for compensation purposes.

Total Stockholder Return

A measure of financial performance, indicating the total amount a stockholder earns from an investment in the Company. Based on the change in stock price over a given period of time, and assuming the reinvestment of dividends.

Return on Assets	A financial ratio that indicates how profitable the Company is in relation to its total assets.

PEO Name	Kevin J. McNamara
PEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (1,483,522)	$ 1,618,794	$ 9,559,068
PEO [Member] | Aggregate Change in Actuarial Present Value of Pension [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(31,266)	(39,857)	(44,225)
PEO [Member] | Actuarially Determined Service Costs of Pension [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	26,356	26,356	26,356
PEO [Member] | Values Reported in Stock Awards Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(2,135,216)	(1,893,990)	(2,168,162)
PEO [Member] | Values Reported in Stock Options Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(3,744,820)	(3,566,649)	(4,021,813)
PEO [Member] | Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	2,510,610	2,987,111	2,385,977
PEO [Member] | Year-End Fair Value for Stock Options Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	4,944,102	4,986,266	4,493,272
PEO [Member] | Prior Year Stock Awards Fair Value [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(1,545,245)	(1,042,355)	1,142,283
PEO [Member] | Prior Year Stock Options Fair Value [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(1,508,043)	161,912	7,745,380
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(262,398)	665,947	2,587,120
Non-PEO NEO [Member] | Aggregate Change in Actuarial Present Value of Pension [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(7,162)	(9,130)	(10,131)
Non-PEO NEO [Member] | Actuarially Determined Service Costs of Pension [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	6,038	6,038	6,038
Non-PEO NEO [Member] | Values Reported in Stock Awards Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(545,942)	(479,222)	(554,185)
Non-PEO NEO [Member] | Values Reported in Stock Options Column on Summary Compensation Table [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(1,409,987)	(1,347,630)	(1,222,280)
Non-PEO NEO [Member] | Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	641,924	755,806	609,859
Non-PEO NEO [Member] | Year-End Fair Value for Stock Options Granted in Covered Fiscal Year (Outstanding and Unvested) [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	1,861,536	1,884,025	1,365,563
Non-PEO NEO [Member] | Prior Year Stock Awards Fair Value [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	(391,251)	(189,503)	234,760
Non-PEO NEO [Member] | Prior Year Stock Options Fair Value [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (417,554)	$ 45,563	$ 2,157,496